Variable Interest Entities - Schedule of Investment (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2024		Mar. 31, 2024
Zoomcar Egypt Car Rental LLC [Member]
Schedule of Investment [Line Items]
Place of incorporation	Egypt	[1]	Egypt
Nature of investment	Debt	[1]	Debt
Investor entity	Zoomcar Netherlands Holding B.V	[1]	Zoomcar Netherlands Holding B.V
Zoomcar Egypt Car Rental LLC One [Member]
Schedule of Investment [Line Items]
Place of incorporation	Egypt	[1]	Egypt
Nature of investment	Debt	[1]	Debt
Investor entity	Zoomcar Inc.	[1]	Zoomcar Inc.
Fleet Mobility Philippines Corporation [Member]
Schedule of Investment [Line Items]
Place of incorporation	Philippines	[2]	Philippines	[3]
Nature of investment	Debt	[2]	Debt	[3]
Investor entity	Zoomcar Inc.	[2]	Zoomcar Inc.	[3]
Zoomcar Vietnam Mobility LLC [Member]
Schedule of Investment [Line Items]
Place of incorporation	Vietnam	[4]	Vietnam	[5]
Nature of investment	Debt	[4]	Debt	[5]
Investor entity	Fleet Holding Pte Ltd	[4]	Fleet Holding Pte Ltd	[5]
Zoomcar Vietnam Mobility LLC One [Member]
Schedule of Investment [Line Items]
Place of incorporation	Vietnam	[4]	Vietnam	[5]
Nature of investment	Debt	[4]	Debt	[5]
Investor entity	Zoomcar Inc.	[4]	Zoomcar Inc.	[5]
Zoomcar Vietnam Mobility LLC Two [Member]
Schedule of Investment [Line Items]
Place of incorporation	Vietnam	[4]	Vietnam	[5]
Nature of investment	Equity	[4]	Equity	[5]
Investor entity	Fleet Holding Pte Ltd	[4]	Fleet Holding Pte Ltd	[5]

[1]	On June 3, 2024, Zoomcar Egypt Car Rental LLC has closed down its operations due to decrease in operations and rising economic difficulties. The assets consolidated for the VIE are not material. Additionally, On December 15 , 2024, Zoomcar Egypt Car Rental LLC held an extraordinary general meeting to initiate the liquidation process and appoint a liquidator.
[2]	In May 2022, Company had initiated the process of winding-up for Fleet Mobility Philippines Corporation. The assets consolidated for the VIE are not material.
[3]	In May 2022, Company had initiated the process of winding-up for Fleet Mobility Philippines Corporation. The assets consolidated for the VIE are not material.
[4]	In August 2023, Zoomcar Vietnam Mobility LLC has filed for bankruptcy with the local authorities. In accordance with ASC 810-10-15-10, the Company consolidates the VIE as the bankruptcy application is pending with the authorities in Vietnam and unless the application is admitted, the Company holds a variable interest and still is the primary beneficiary. The assets/liabilities consolidated for the VIE are not material.
[5]	In August 2023, Zoomcar Vietnam Mobility LLC has filed for bankruptcy with the local authorities. In accordance with ASC 810-10-15-10, the Company consolidate the VIE as the bankruptcy application is pending with the authorities in Vietnam and unless the application is admitted, the Company holds a variable interest and still is the primary beneficiary. The assets/liabilities consolidated for the VIE are not material.